EQUITY (Details) - Schedule of movement of authorized shares - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of authorized shares [Abstract]
Opening balance	606,407,693	606,874,525
Expired shares intended for compensation plans and others		(466,832)
Closing balance	606,407,693	606,407,693